Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement, Recognized Amount [Abstract]
Summary of Stock Units	A summary of stock units as of December 31, 2025 and changes during the year are presented below.

Stock units	Number of stock units (in thousands)	Weighted average contractual term (in years)	Aggregate intrinsic value (in thousands)

Outstanding at January 1, 2025	3,606
Granted	1,156
Vested	(1,466)
Forfeited	(210)
Outstanding at December 31, 2025	3,086	1.38	$138,776
Vested and expected to vest at December 31, 2025	2,819	1.33	$126,778

Compensation Expense	Share-based compensation expense before income taxes for the years ended December 31, 2025, 2024 and 2023 totaled approximately $50.4 million, $43.6 million and $47.1 million, respectively, as shown in the table below.

(in thousands)	2025	2024	2023

Cost of sales	$6,044	$4,317	$3,296
Research and development	8,246	6,691	7,484
Sales and marketing	13,119	12,122	14,495
General and administrative	22,991	20,497	21,825
Share-based compensation expense	50,400	43,627	47,100
Less: Income tax benefit(1)	10,910	10,394	11,035
Share-based compensation expense, after tax	$39,490	$33,233	$36,065
(1)Does not include the excess tax benefit realized for the tax deductions of the share-based payment arrangements which totaled $1.3 million for the year ended December 31, 2023. There were zero excess tax benefits realized for the years ended December 31, 2025 and 2024.
The variability in share-based compensation expense primarily reflects the impact from performance achievement levels and forfeitures.